LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
LEASES
Remainder of 2025	$ 75,300	$ 149,975
2026	94,124	93,734
2027	53,337	53,116
Total undiscounted lease payments	222,761	296,825
Less: imputed interest	(8,205)	(13,180)
Total lease liabilities	$ 214,556	$ 283,645